RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Waldencast
2023 Subscription Agreement with PIPE Investors
In September 2023, the Company entered into subscription agreements (the “2023 Subscription Agreements”) with certain investors (collectively, the “2023 PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the 2023 PIPE Investors collectively subscribed for 14,000,000 Class A ordinary shares (the “PIPE Shares”), in a private placement at a purchase price of $5.00 each per share, for aggregate gross proceeds of $70.0 million (the “2023 PIPE Investment”). The 2023 Subscription Agreements relating to approximately $68.0 million of proceeds were consummated in September 2023, with the remaining approximately $2.0 million of proceeds related to the closing of the 2023 Subscription Agreements in November 2023, following receipt of regulatory approvals (the “2023 PIPE Closings” and the date on which such Closing occurred, the “PIPE Closing Date”). No Class B ordinary shares, warrants or other securities of the Company were issued in connection with the 2023 PIPE Investment.
In connection with the 2023 PIPE Investment, the Company agreed to register for resale, pursuant to Rule 415 under the Securities Act, certain of our Class A ordinary shares that are held by the parties thereto from time to time, subject to the restrictions on transfer therein (the “2023 PIPE Registration Rights”). The 2023 PIPE Registration Rights terminate with respect to any party thereto, on the date that such party no longer holds any Registrable Securities (as defined therein).
Indemnification Agreements
The Company enters into indemnification agreements with its directors, executive officers, and certain employees in the normal course of business. The indemnification agreements provide, to the fullest extent permitted under law, indemnification against all expenses, judgments, fines and amounts paid in settlement relating to, arising out of or resulting from an indemnitee’s status as a director, officer, employee, fiduciary or agent of the Company or any other corporation, limited liability company, partnership, joint venture, trust, employee benefit plan or other entity which such person is or was serving at the Company’s request as a director, officer, employee or agent. During the year ended December 31, 2025, the total benefit received by the Company in connection with the indemnification agreements was $0.2 million, primarily due to the receipt of insurance reimbursement amounts that were higher than the estimated receivables initially recorded in the prior fiscal year. During the year ended December 31, 2024, the total expense related to the indemnification agreements was $4.6 million.
Transactions with Cedarwalk in Connection with the Business Combination
Immediately prior to the closing of the Business Combination, Obagi carved out and distributed all of the outstanding shares of its subsidiary, Obagi Hong Kong Limited (“Obagi Hong Kong”), to its shareholder, Cedarwalk Skincare Ltd. (“Cedarwalk”) (the “Obagi China Distribution”). All sales of Obagi products in the People’s Republic of China, inclusive of the Hong Kong Special Administrative Region, the Macau Special Administrative Region, and Taiwan (the “China Region”) prior to the Business Combination had been conducted through Obagi Hong Kong and its subsidiaries (the “Obagi China Business”), which were not acquired by Waldencast in the Business Combination.
In connection with the Obagi China Distribution, the Company entered into an Intellectual Property License Agreement (the “IP License Agreement”), a Global Supply Services Agreement (the “Supply Agreement”), and a Transition Services Agreement (the “Transition Services Agreement”) with Obagi Hong Kong, which is owned by Cedarwalk, the former owner of Obagi and a beneficial holder of 24.5% of the Company’s fully diluted Class A ordinary shares as of the closing of the Business Combination.
Under the IP License Agreement, the Company exclusively licenses intellectual property relating to the Obagi brand to the Obagi China Business, and the Company retains the rights to such intellectual property to conduct the Obagi-branded business worldwide except for the China Region. The Obagi China Business pays the Company a royalty on gross sales of licensed products. The IP License Agreement is perpetual subject to certain conditions.
Under the Supply Agreement, the Company supplies or causes to be supplied through certain Obagi CMOs products for distribution and sale in the China Region by the Obagi China Business. The term of the Supply Agreement is perpetual, subject to termination for material breach and failure to cure or termination in the event that the IP License
Agreement is terminated. The Company anticipates it will continue supplying the Obagi China Business with products until the Obagi China Business is added to Obagi’s CMO agreements, at which time it will then order directly from the CMOs.
During the year ended December 31, 2025, there was no revenue or related cost of goods sold generated from supplying products to the Obagi China Business. During the year ended December 31, 2024, net revenue generated from supplying products to the Obagi China Business was $2.8 million and the related cost of goods sold was $0.8 million. During the year ended December 31, 2023, net revenue generated from supplying products to the Obagi China Business was $5.6 million and the related cost of goods sold was $1.7 million.
As of December 31, 2025, the Company had $1.2 million in related party accounts receivable from the Obagi China Business in the consolidated balance sheet. As of December 31, 2024, the Company had $0.8 million in related party accounts receivable from the Obagi China Business in the consolidated balance sheet.
Under the Transition Services Agreement, which expired on July 27, 2023, the Company provided Obagi Hong Kong and its affiliates certain transition services to enable them to conduct the Obagi China Business as a going concern in the China Region. The transition services were provided for an initial term of up to twelve (12) months, with an option to extend the service, which was not exercised. The Company earned no revenue under the agreement as the contractual threshold amount was not reached prior to expiration.
Milk Makeup
Milk Makeup subleases from Milk Studios Los Angeles LLC certain space in Los Angeles, CA on a month-to-month basis. Milk Makeup primarily uses these facilities for corporate offices and as an in-house studio. Milk Makeup also receives certain services from an employee of Milk Studios. During each of the years ended December 31, 2025, December 31, 2024, and December 31, 2023, the Company incurred administrative fees of $0.3 million in connection with the sublease and services, which is recorded in SG&A expenses in the consolidated statements of operations and comprehensive loss.
One of the cofounders of Milk Makeup and a shareholder of the Company is party to an influencer agreement with Milk Makeup pursuant to which the shareholder provides certain brand services to Milk Makeup. Milk Makeup incurred $0.1 million in fees pursuant to this agreement during the year ended December 31, 2025 and the year ended December 31, 2024.